STATEMENTS OF FINANCIAL CONDITION (Parenthetical) - EBP Japan $ in Thousands	Jun. 30, 2026 JPY (¥) shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 JPY (¥) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 JPY (¥) shares
EBP, Statement of Net Asset Available for Benefit [Line Items]
The Procter & Gamble Company common stock (in shares)	943,306	943,306	994,167	994,167	1,060,102
Cost	¥ 21,770,000,000	$ 134,100	¥ 26,308,145,092	$ 182,500	¥ 23,463,946,070